OTHER PAYABLES - Related Parties (Details) - Related Parties	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
OTHER PAYABLES
Expenses paid by the major shareholders	¥ 604,975	$ 86,510	¥ 2,382,218
Due to family members of the owners of BHD and FGS	649,559	92,886	545,159
Due to management staff for costs incurred on behalf of the Company	36,022	5,151
Total	¥ 1,290,556	$ 184,547	¥ 2,927,377